Annual Fund Operating Expenses	Nov. 26, 2025
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Diversified Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.73%	[1]
CORE FIXED INCOME FUND | Core Fixed Income Fund | Core Fixed Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	0.70%	[2]
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2026
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Enhanced Fixed Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	0.96%	[3]
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.76%	[5]

[1]	The Fund is an integral part of the Adviser Managed Strategy, as discussed further below, of the Financial Adviser (defined below). As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	The Fund is an integral part of the Adviser Managed Strategy, as discussed further below, of the Financial Adviser (defined below). As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[3]	The Fund is an integral part of the Adviser Managed Strategy, as discussed further below, of the Financial Adviser (defined below). As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[4]	SIMC has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.10%. This fee waiver agreement shall remain in effect until November 30, 2026. The agreement may be amended or terminated only with the consent of the Board of Trustees.
[5]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.